Fair Value of Financial Assets and Liabilities - Schedule of Aggregate Fair Values of the Warrant Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, Beginning Balance		$ 76,640
Fair value of warrants issued in connection with Series B preferred stock sale			$ 17,954
Issuance of warrant at fair value	[1]		11,988
Gain (Loss) recognized in earnings from change in fair value		(13,482)	46,698
Reclassification of Legacy Celularity Warrants to equity		(96,398)
Fair value, Ending Balance		25,962	$ 76,640
Sponsors Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability assumed at Closing Date		34,764
Public Warrants
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant liability assumed at Closing Date		$ 24,438

[1]	The warrants issued at fair value were immediately charged to expense see Note 12.